Schedule of operations related parties (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
[custom:SalesOfGoodsAndServices]	[1]	$ 57		$ 33		$ 49
[custom:PurchasesOfGoodsAndServices]	[2]	(97)		(35)		(56)
Professional fees expense	[3]	(1)		(1)		(1)
[custom:OtherOperatingIncomeExpensesNet]	[4]	(2)		(2)		(2)
Finance income	[5]	4		4		3
[custom:DividendReceived]		20		35		76
Dividends paid, ordinary shares				(9)		(1)
Foundation [Member]
IfrsStatementLineItems [Line Items]
[custom:OtherOperatingIncomeExpensesNet]	[4]					(2)
O C P One [Member]
IfrsStatementLineItems [Line Items]
Finance income	[5]	1		1
T G S [Member]
IfrsStatementLineItems [Line Items]
Dividends paid, ordinary shares
E M E S A [Member]
IfrsStatementLineItems [Line Items]
Dividends paid, ordinary shares				(9)		(1)
C T B [Member]
IfrsStatementLineItems [Line Items]
[custom:SalesOfGoodsAndServices]		2		2	[1]	1	[1]
[custom:PurchasesOfGoodsAndServices]	[2]
Professional fees expense	[3]
[custom:OtherOperatingIncomeExpensesNet]	[4]
Greenwind [Member]
IfrsStatementLineItems [Line Items]
[custom:SalesOfGoodsAndServices]	[1]	1		1		1
[custom:PurchasesOfGoodsAndServices]	[2]
Professional fees expense	[3]
[custom:OtherOperatingIncomeExpensesNet]	[4]					(1)
Refinor One [Member]
IfrsStatementLineItems [Line Items]
[custom:SalesOfGoodsAndServices]	[1]	9		10		18
[custom:PurchasesOfGoodsAndServices]	[2]	(6)		(5)		(19)
Professional fees expense	[3]
[custom:OtherOperatingIncomeExpensesNet]	[4]
T G S [Member]
IfrsStatementLineItems [Line Items]
[custom:SalesOfGoodsAndServices]	[1]	45		20		29
[custom:PurchasesOfGoodsAndServices]	[2]	(43)		(24)		(22)
Professional fees expense	[3]
[custom:OtherOperatingIncomeExpensesNet]	[4]
Finance income		3	[5]	3		3	[5]
[custom:DividendReceived]
Foundation [Member]
IfrsStatementLineItems [Line Items]
[custom:SalesOfGoodsAndServices]	[1]
[custom:PurchasesOfGoodsAndServices]	[2]
Professional fees expense	[3]
[custom:OtherOperatingIncomeExpensesNet]	[4]			(2)		(2)
S A C D E [Member]
IfrsStatementLineItems [Line Items]
[custom:SalesOfGoodsAndServices]	[1]
[custom:PurchasesOfGoodsAndServices]		(48)	[2]	(6)	[2]	(14)
Professional fees expense	[3]
[custom:OtherOperatingIncomeExpensesNet]	[4]					1
Salaverri Dellatorre Burgio And Wetzler [Member]
IfrsStatementLineItems [Line Items]
[custom:SalesOfGoodsAndServices]	[1]
[custom:PurchasesOfGoodsAndServices]	[2]
Professional fees expense		(1)	[3]	(1)	[3]	(1)
[custom:OtherOperatingIncomeExpensesNet]	[4]
Other One [Member]
IfrsStatementLineItems [Line Items]
[custom:SalesOfGoodsAndServices]	[1]
[custom:PurchasesOfGoodsAndServices]	[2]					(1)
[custom:OtherOperatingIncomeExpensesNet]	[4]
Finance income	[5]
[custom:DividendReceived]				1		1
Dividends paid, ordinary shares
Others [Member]
IfrsStatementLineItems [Line Items]
Professional fees expense	[3]
C I E S A [Member]
IfrsStatementLineItems [Line Items]
Finance income	[5]
[custom:DividendReceived]						53
Dividends paid, ordinary shares
Citelec [Member]
IfrsStatementLineItems [Line Items]
Finance income	[5]
[custom:DividendReceived]				13		16
Dividends paid, ordinary shares
O C P One [Member]
IfrsStatementLineItems [Line Items]
[custom:DividendReceived]		20		21		6
O C P [Member]
IfrsStatementLineItems [Line Items]
Dividends paid, ordinary shares
E M E S A [Member]
IfrsStatementLineItems [Line Items]
Finance income	[5]
[custom:DividendReceived]

[1]	Corresponds mainly to advisory services provided in the field of technical assistance and sales of gas and refined products.
[2]	Correspond to natural gas transportation services, purchases of refined products and other services imputed to cost of sales for US$ 50 million, US$ 29 million and US$ 42 million and infrastructure works contracted to SACDE imputed in property, plant and equipment for US$ 47 million, US$ 6 million and US$ 14 million, of which US$ 17 million, US$ 2 million and US$ 6 million correspond to fees and general expenses calculated on the costs incurred by SACDE and/or Pampa to carry out these for the years ended December 31, 2021, 2020 and 2019, respectively.
[3]	Disclosed within administrative expenses.
[4]	Corresponds mainly to donations.
[5]	Corresponds mainly to financial leases and accrued interest on loans granted.